UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C.  20549

                             FORM 13F

                       FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment  [   ] ; Amendment Number: _______
This Amendment (Check only one):[   ] is a restatement.
				[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Pin Oak Investment Advisors, Inc.
Address:	510 Bering
		Suite 100
		Houston, Texas  77057

13F File Number:	28-05631

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	J. Barrett Rouse
Title:	President
Phone:	713-871-8300

Signature, Place, and Date of Signing:

J. Barrett Rouse	Houston, Texas	   August 10, 2007

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT.

[   ] 13F NOTICE.

[   ] 13F COMBINATION REPORT.

Report Summary:


Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	51

Form 13F Information Table Value Total: $125,763

List of Other Included Managers:	None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
1/100 Berkshire Hthwy          COM              084670991     2408     2200 SH       SOLE                     2200
AFC Enterprises                COM              00104Q107     3544   205000 SH       SOLE                   205000
Abbott Labs                    COM              002824100      268     5000 SH       SOLE                     5000
AllianceBernstein              COM              01881G106     1286    14772 SH       SOLE                    14772
Amer Standard Co               COM              029712106     1448    24550 SH       SOLE                    24550
American Express               COM              025816109     5802    94833 SH       SOLE                    94833
American Intl Group            COM              026874107      293     4185 SH       SOLE                     4185
Anheuser Busch                 COM              035229103     4786    91750 SH       SOLE                    91750
Annaly Capital Mgmt            COM              035710409     2050   142150 SH       SOLE                   142150
BP PLC ADR                     COM              055622104      852    11810 SH       SOLE                    11810
Bank of America                COM              060505104     1061    21703 SH       SOLE                    21703
Berkshire Hathaway B           COM              084670207     6853     1901 SH       SOLE                     1901
Buckeye Ptnrs LP               COM              118230101      346     6750 SH       SOLE                     6750
Calamos Asset Mgmt             COM              12811R104     1479    57889 SH       SOLE                    57889
ChevronTexaco                  COM              166764100     1409    16727 SH       SOLE                    16727
Cisco Systems Inc              COM              17275R102     1043    37448 SH       SOLE                    37448
Citigroup                      COM              172967101     2358    45979 SH       SOLE                    45979
Coca Cola                      COM              191216100      625    11950 SH       SOLE                    11950
Colgate-Palmolive              COM              194162103      321     4950 SH       SOLE                     4950
Comcast A Spcl                 COM              20030N200     3046   108925 SH       SOLE                   108925
Compucredit Corp               COM              20478N100     2343    66900 SH       SOLE                    66900
ConocoPhillips                 COM              20825C104     3345    42606 SH       SOLE                    42606
Contango Oil & Gas             COM              21075N204     4239   116800 SH       SOLE                   116800
Dell Inc                       COM              24702R101     4635   162335 SH       SOLE                   162335
Exxon Mobil Corp               COM              30231G102     7151    85254 SH       SOLE                    85254
First Marblehead Corp          COM              320771108     5121   132525 SH       SOLE                   132525
GATX Corporation               COM              361448103      749    15200 SH       SOLE                    15200
General Electric               COM              369604103     4696   122687 SH       SOLE                   122687
Group 1 Automotive             COM              398905109      215     5340 SH       SOLE                     5340
Home Depot Inc                 COM              437076102     2579    65531 SH       SOLE                    65531
Intel Corp                     COM              458140100     1810    76245 SH       SOLE                    76245
Johnson & Johnson              COM              478160104     5228    84848 SH       SOLE                    84848
Kinder Morgan Mgmt             COM              49455U100      883    17021 SH       SOLE                    17021
Legg Mason Inc                 COM              524901105     5909    60065 SH       SOLE                    60065
Magellan Prtnrs LP             COM              559080106      284     6100 SH       SOLE                     6100
Microsoft Inc                  COM              594918104     6223   211179 SH       SOLE                   211179
Moodys Corp                    COM              615369105     4191    67377 SH       SOLE                    67377
Natl Oilwell Varco             COM              637071101     2293    21994 SH       SOLE                    21994
Nordstrom Inc                  COM              655664100      207     4040 SH       SOLE                     4040
Optimal Group Inc              COM              68388R208      182    24100 SH       SOLE                    24100
Pepsico                        COM              713448108     3617    55775 SH       SOLE                    55775
Pfizer Inc                     COM              717081103     2380    93069 SH       SOLE                    93069
Procter & Gamble Co            COM              742718109     1501    24528 SH       SOLE                    24528
Qualcomm Inc                   COM              747525103      370     8530 SH       SOLE                     8530
Royal Dutch Shell ADR          COM              780259206      769     9469 SH       SOLE                     9469
Schlumberger Ltd               COM              806857108      259     3048 SH       SOLE                     3048
Tyco Intl Ltd New              COM              902124106     3531   104500 SH       SOLE                   104500
Walmart                        COM              931142103     5038   104711 SH       SOLE                   104711
Washington Mutual              COM              939322103      629    14750 SH       SOLE                    14750
Weingarten Realty              COM              948741103      401     9750 SH       SOLE                     9750
iShares Japan Indx             COM              464286848     3708   255550 SH       SOLE                   255550